Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 326,327	$ 3,813	₨ 486,888	₨ 951,504
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	3,412,597		4,502,312
- Investment in debt securities	403,872		393,453
Financial liabilities
- Borrowings from banks	91,995		183,589
- Borrowings from others	11,949,360		11,361,108
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	23,332,526		18,610,791
- Bank overdrafts	₨ 326,327		₨ 486,888